SEGMENT GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS (Details 1) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Total revenues	$ 68,170	$ 58,072
Israel [Member]
Total revenues	10,886	4,582
Europe [Member]
Total revenues	14,852	15,333
United States [Member]
Total revenues	33,058	29,089
Japan [Member]
Total revenues	5,897	6,414
Other [Member]
Total revenues	$ 3,477	$ 2,654